INVENTORIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 360,569	$ 494,278
Finished goods	1,023,436	1,295,103
Installation projects in process	865,618	1,055,171
Inventory, Net	$ 2,249,623	$ 2,844,552